INTANGIBLE ASSETS—NET - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 663,208	$ 134,077
Accumulated Amortization	(24,043)	(54,503)
Net Carrying Amount	$ 639,165	$ 79,574
Trademark and trade name
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Lives (Years)	14 years	10 years
Gross Carrying Amount	$ 559,328	$ 46,004
Accumulated Amortization	(17,840)	(17,842)
Net Carrying Amount	$ 541,488	$ 28,162
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Lives (Years)	11 years	10 years
Gross Carrying Amount	$ 36,000	$ 39,370
Accumulated Amortization	(1,349)	(16,404)
Net Carrying Amount	$ 34,651	$ 22,966
Supply agreement
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Lives (Years)	5 years	10 years
Gross Carrying Amount	$ 38,900	$ 25,570
Accumulated Amortization	(3,325)	(10,654)
Net Carrying Amount	$ 35,575	$ 14,916
Formulations
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Lives (Years)	8 years	10 years
Gross Carrying Amount	$ 28,900	$ 22,863
Accumulated Amortization	(1,526)	(9,592)
Net Carrying Amount	$ 27,374	$ 13,271
Patents
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Lives (Years)	20 years	20 years
Gross Carrying Amount	$ 80	$ 270
Accumulated Amortization	(3)	(11)
Net Carrying Amount	$ 77	$ 259